Deferred share units (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Share Units
Summary of number and weighted average exercise prices of cash settled deferred shares units

Cash-settled DSU activity for the year ended December 31, 2025, was as follows:

	Units	Amount
	#	$
Balance – January 1, 2025	12,250	48
Exercised	(12,250)	(42)
Change in fair value of cash-settled DSUs	-	(6)
Balance – December 31, 2025	-	-

Summary of number and weighted average exercise prices of equity settled deferred shares units
	2025	Amount
	#	$
Balance – December 31, 2023	-	-
Granted	65,000	411
Exercised	(12,500)	(79)
Balance – December 31, 2024	52,500	332
Exercised	(25,000)	(84)
Balance – December 31, 2025	27,500	248